STATEMENT OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants exercised (in Shares)	0	0	164,184
Common stock issued	$ 1.43
Warrants at $3.67 [Member]
Exercise of warrants	3.67	$ 3.67
Warrants at $2.50 [Member]
Exercise of warrants	2.50	2.50
Cashless Exercise of Warrants [Member]
Warrants exercised (in Shares)			156,102
Exercise of Options [Member]
Exercise of options			$ 2.09
Additional Paid-in Capital [Member] | Series C Preferred Stock [Member]
Conversion of preferred stock	1.50	1.50	$ 1.50
Additional Paid-in Capital [Member] | Cashless Exercise of Warrants [Member]
Warrants exercised (in Shares)			156,102
Additional Paid-in Capital [Member] | Exercise of Options [Member]
Exercise of options			$ 2.09
Additional Paid-in Capital [Member] | Exercise of Warrants for Cash [Member] | Warrants at $3.67 [Member]
Exercise of warrants			3.67
Additional Paid-in Capital [Member] | Exercise of Warrants for Cash [Member] | Warrants at $2.50 [Member]
Exercise of warrants			$ 2.50
Additional Paid-in Capital [Member] | Settlement of Preferred Stock [Member] | Series C Preferred Stock [Member]
Common stock issued	$ 1.37	$ 1.55